EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of ordinary shares

	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	32,911,134	35,000,000	22,250,534

Schedule of issued and outstanding share capital

	Number of shares	NIS par value
Balance as of January 1, 2021	22,250,534	233,167
Issuance of shares - public offering	10,630,600	128,622
Vesting of restricted shares	30,000	1,200

Balance as of December 31, 2021	32,911,134	362,989